Current Liabilities - Payables - Summary of Current Liabilities Payables (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Current Liabilities Payables [Abstract]
Accounts Payable (unsecured)	$ 11,402,164	$ 2,417,719
Payroll related tax liability	43,334	83,799
Total current payables	$ 11,445,498	$ 2,501,518